Related party transactions - Financial Transactions With Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity securities
Fair value	$ 7,317	$ 7,419
Loans	5,194,908	5,166,210
Deposits	13,250,084	12,441,625
Asset management	29,225	28,721	$ 25,603
Custody and other administration services	13,845	12,868	9,262
Wholly-owned subsidiary
Equity securities
Fair value	7,081	7,142
Unrealized gain	2,531	2,142
Loans	12,939	9,888
Deposits	423	342
Asset Management Arrangement | Wholly-owned subsidiary
Equity securities
Loans	2,518	16
Deposits	26,541	3,492
Asset management	7,131	10,273	9,412
Custody and other administration services	1,108	1,452	1,376
Other non-interest income	$ 729	$ 1,458	$ 972